Note 10 - Finance Costs - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Debt facilities(1) (Note 19)	[1]	$ 10,593	$ 10,885
Finance costs		1,479	1,142
Accretion of decommissioning liabilities		2,362	2,410
Silver sales and other		339	710
Finance costs		$ 14,773	$ 15,147

[1]	Finance costs for debt facilities include $6.8 million of non-cash accretion expense for the year ended December 31, 2020 (2019 - $6.4 million).